VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.5%
Denmark : 5.4%
Novo Nordisk A/S (ADR) 1,045,885 $ 50,139,727
Underline
France : 4.0%
Sanofi SA (ADR) 877,020 37,413,673
Underline
Israel : 3.0%
Teva Pharmaceutical
Industries Ltd. (ADR) * 843,391 28,574,087
Underline
Japan : 2.9%
Takeda Pharmaceutical Co.
Ltd. (ADR) 1,674,005 26,834,300
Underline
Switzerland : 10.6%
Novartis AG (ADR) 633,523 99,285,725
Underline
United Kingdom : 11.8%
AstraZeneca PLC (USD) 213,526 40,488,800
GSK PLC (ADR) † 787,508 41,281,169
Haleon PLC (ADR) † 3,095,451 28,880,558
110,650,527
United States : 61.8%
AbbVie, Inc. 169,869 42,745,835
Axsome Therapeutics, Inc. * 29,309 7,173,964
Bausch Health Cos, Inc. * 185,537 914,697
Bristol-Myers Squibb Co. 724,762 41,760,787
Cencora, Inc. 110,817 31,358,995
Corcept Therapeutics, Inc. * 54,154 4,708,690
Number
of Shares Value
United States (continued)
Elanco Animal Health, Inc. *
† 134,112 $ 3,300,496
Eli Lilly & Co. 157,605 189,036,165
Jazz Pharmaceuticals PLC * 41,906 10,098,089
Johnson & Johnson 160,223 40,691,835
McKesson Corp. 50,981 38,521,244
Merck & Co., Inc. 715,925 91,996,363
Organon & Co. 158,117 2,140,904
Perrigo Co. PLC † 54,042 561,496
Pfizer, Inc. 1,748,975 42,115,318
Viatris, Inc. 644,345 10,232,199
Zoetis, Inc. 272,895 19,610,235
576,967,312
Total Common Stocks
(Cost: $978,079,418) 929,865,351
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $2,439,632)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 2,439,632 2,439,632
Total Investments: 99.8%
(Cost: $980,519,050) 932,304,983
Other assets less liabilities: 0.2% 1,857,342
NET ASSETS: 100.0% $ 934,162,325
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $62,556,904.
(a) The rate shown is the 7-day yield as of 06/30/26.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 929,865,351 $ — $ — $ 929,865,351
Money Market Fund 2,439,632 — — 2,439,632
Total Investments $ 932,304,983 $ — $ — $ 932,304,983